EQUITY (Details Narrative) - USD ($)						1 Months Ended												3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
	Jul. 13, 2022	Jul. 11, 2022	May 07, 2021	Feb. 09, 2021	Sep. 08, 2020	Oct. 24, 2022	Jul. 31, 2022	Apr. 26, 2021	Mar. 31, 2021	Mar. 22, 2021	Mar. 22, 2021	Jan. 29, 2021	Nov. 24, 2020	Nov. 17, 2020	Oct. 30, 2020	Aug. 26, 2020	Jul. 30, 2020	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Mar. 27, 2021	Feb. 15, 2021
Common stock authorized																		5,000,000,000				5,000,000,000			5,000,000,000	5,000,000,000
Common stock shares par value																		$ 0.00001				$ 0.00001			$ 0.00001	$ 0.00001
Common stock shares issued																		376,933,144				376,933,144			365,239,001	292,815,960
Additional common shares issued as financing costs																									845,936
Common stock shares outstanding																		376,933,144				376,933,144			365,239,001	292,815,960
Aggregate gross proceeds on exercise of warrant																									$ 128,550
Share issued for exchange conversion, shares		1,000,000				10,237,000																			7,138,000
Conversion of Series A Preferred to Common Stock, shares		1,000				10,237																			7,138
Aggregate relative fair value																									$ 134,927
Conversion of Stock in Principle amount				$ 127,150				$ 30,000			$ 23,000														167,550
Stock issued during period shares issued for services	457,143						457,143
Stock issued during period value issued for services	$ 48,000															$ 200,454			$ 48,000	$ 116,104	$ 541,100				761,954	$ 1,275,703
Conversion of Stock in accured interest				$ 2,709				$ 444			$ 853														4,985
Loss on settlement in debt																$ 186,954		$ (689,621)		(4)		$ (4,259,987)	$ (536)	$ (186,954)	$ 535
Common stock issued for prior period conversions of principal and interest				19,595,442				1,014,798			4,557,943														10,598,544
Conversion of convertible notes payable																		$ 130,000				$ 130,000			$ 250,000
Accrued interest																									$ 3,749
Common stock share issued for conversion																									4,229,680
Price per share			$ 0.12						$ 0.12	$ 0.28	$ 0.28		$ 0.015	$ 0.015		$ 0.049		$ 0.09				$ 0.09		$ 0.12	$ 0.12
Number of shares Options outstanding																										0
Number of shares Stock options exercisable																									9,375,000
Stock options weighted average remaining term																									2 years 1 month 6 days
Compensation expense																									$ 3,248,181
Fair value of stock option																									$ 3,964,207
Stock options issued																									21,250,000
Exercise price																									$ 0.12
Total unrecognized compensation																									$ 702,166
Stock issued during period shares issued for services																4,090,909									4,685,615
Number of warrants exercised																									4,308,600
Payment for service performed																$ 13,500
Common shares issued during period value																				$ 410,000	$ 1,668,500				$ 2,078,500	$ 1,648,000
Share sold during period, value			$ 100,000						$ 1,497,000	$ 13,800			$ 25,500	$ 25,500											2,078,500
Common shares issued during period value																						$ 0	2,078,500	$ 1,548,000	$ 2,078,500	$ 1,648,000
Share sold during period, shares			833,333						12,075,001	50,000			1,700,000	1,700,000											39,366,666
Preferred stock share converted																										44,367
Common stock share converted																										44,366,919
Spider Investments, LLC
Share returned to treasury																											41,000
March 22 2021 [Member]
Price per share										$ 0.46	$ 0.46														$ 0.05
Share sold during period, value										$ 22,750	$ 22,750
Share sold during period										50,000	50,000
Subscription Agreement [Member]
Common shares issued during period shares																									250,000
Common shares issued during period value																									$ 43,753
Advisory board Member
Price per share												$ 0.51			$ 0.044
Common stock shares issued for services												50,000			300,000
Common stock shares issued for services value												$ 25,500			$ 13,200
Investment Relation [Member] | December 1 2020 [Member]
Stock issued during period shares issued for services																									2,000,000
Stock issued during period value issued for services																									$ 100,000
Price per share																									$ 0.05
Investment Relation One [Member] | December 1 2020 [Member]
Stock issued during period shares issued for services																									18,000,000
Stock issued during period value issued for services																									$ 900,000
Price per share																									$ 0.05
CEO
Preferred stock shares issued																										1,000,000
Common Stock To Be Issued [Member]
Stock issued during period shares issued for services					96,835,648																				250,000
Stock issued during period value issued for services																									$ 45,950
Common Stock To Be Issued [Member] | Tranche One [Member]
Price per share																									$ 0.03
Common shares issued during period shares																	16,011,818								200,000
Common shares issued during period value																									$ 6,000
American Aviation Technologies LLC [Member]
Preferred stock, shares rescinded									1,250,001															1,250,001				990,000
Stock Option [Member]
Number of shares Options outstanding																		21,250,000				21,250,000
Number of shares Stock options exercisable																		15,375,000				15,375,000
Stock options weighted average remaining term																						1 year 4 months 17 days
Compensation expense																						$ 515,917	$ 1,887,545
Fair value of stock option																									$ 3,964,207
Stock options issued																									21,250,000
Exercise price																									$ 0.12
Total unrecognized compensation																		$ 186,199				$ 186,199
Stock Option [Member] | Minimum [Member]
Price per share																		$ 0.169				$ 0.169			0.169
Stock Option [Member] | Maximum [Member]
Price per share																		$ 0.23				$ 0.23			$ 0.23
Warrants [Member]
Aggregate gross proceeds on exercise of warrant																									$ 128,550
Aggregate relative fair value																		$ 2,777,081				$ 2,777,081
Number of warrants Outstanding																		105,512,161				105,512,161			55,512,161
Wighted average remaining useful life of warrants																						4 years
Number of warrants exercised																									4,305,000
Warrants [Member] | Minimum [Member]
Warrant term																						2 years			2 years
Warrant exercise price																						$ 0.1187			$ 0.1187
Warrants [Member] | Maximum [Member]
Warrant term																						5 years			5 years
Warrant exercise price																						$ 0.025			$ 0.025
Series B Preferred Shares [Member]
Preferred stock shares authorized																		100,000,000				100,000,000			100,000,000	100,000,000
Preferred stock shares par value																		$ 0.00001				$ 0.00001			$ 0.00001	$ 0.00001
Preferred stock shares designated																		1,000,000				1,000,000			1,000,000	1,000,000
Preferred stock shares issued																		1,000,000				1,000,000			1,000,000	1,000,000
Preferred stock shares outstanding																		1,000,000				1,000,000			1,000,000	1,000,000
Series A Preferred Shares [Member]
Preferred stock shares authorized																		100,000,000				100,000,000			100,000,000	100,000,000
Preferred stock shares designated																		3,500,000				3,500,000			3,500,000	3,500,000
Voting description																									100 votes to every one share of common stock
Conversion description																									1:1,000 basis
Preferred stock shares issued																		769,895				769,895			781,132	788,270
Preferred stock shares outstanding																		769,895				769,895			781,132	788,270
Preferred stock, shares rescinded									1,250,001															1,250,001	1,760,000
Series A Preferred Stock [Member]
Preferred stock shares authorized																									100,000,000	100,000,000
Preferred stock shares par value																									$ 0.00001	$ 0.00001
Preferred stock shares designated																									3,500,000	3,500,000
Preferred stock shares issued																									780,132	788,270
Preferred stock shares outstanding																									781,132	788,270
Preferred stock, shares rescinded																									990,000
Series A Preferred Stock shares [Member]
Share issued for exchange conversion, shares		1,000,000				10,237,000
Conversion of Series A Preferred to Common Stock, shares		1,000				10,237
Preferred stock shares authorized																		100,000,000				100,000,000			100,000,000
Preferred stock shares par value																		$ 0.00001				$ 0.00001			$ 0.00001
Preferred stock shares designated																		3,500,000				3,500,000			3,500,000
Voting description																						100 votes to every one share of common stock
Conversion description																						1:1,000 basis
Preferred stock shares issued																		769,895				769,895			781,132
Preferred stock shares outstanding																		769,895				769,895			781,132